Stock Award Plans and Stock-Based Compensation (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 04, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jan. 01, 2025	Jun. 11, 2024
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)							1,015,383
Percentage of outstanding common shares			10.00%				10.00%
Options were granted (in Shares)							1,015,383
Exercise price percentage			110.00%				110.00%
Granted options under the stock option plan (in Shares)							84,162
Stock based compensation expense		$ 18,601		$ 153,900	$ 34,896	$ 358,059	$ 219,627
Options vested rate							100.00%
Exercise price, per share (in Dollars per share)							$ 0.06336
Fair value of awards							$ 0.6
Fair values grant, per share (in Dollars per share)							$ 6
Stock option expense							$ 600,000
Vested and exercisable, rate							100.00%
Non-vested stock options			$ 0
Unrecognized stock option compensation			0
Unrecognized stock option compensation			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments							$ 0
Exercise of the stock options	$ 64,335
Share Reserve [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)			8,984,617				8,984,617		10,000,000
Exercise price percentage			100.00%				100.00%
Share-Based Payment Arrangement, Option [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Vesting period			4 years				4 years
Exercisable over period			10 years				10 years
Granted options under the stock option plan (in Shares)							1,015,383
Subsequent Event [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Percentage of outstanding common shares								20.00%
Subsequent Event [Member] | Share Reserve [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)								3,000,000
Common Stock [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Fair values grant, per share (in Dollars per share)							$ 0.0634